Retirement benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure of fair value of plan assets [line items]
Surplus in plan		£ 4,000	£ 4,600
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus in plan		£ 4,100	£ 4,700
Employer contributions	£ 286
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom | Deficit contributions valuation recovery plan 2022
Disclosure of fair value of plan assets [line items]
Surplus in plan				£ 2,000
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom | Deficit contributions valuation recovery plan 2019
Disclosure of fair value of plan assets [line items]
Surplus in plan					£ 600